ACCOUNTING POLICIES (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amortized over their estimated useful lives

Years of estimated useful life
Service concession arrangement	2
Software	4

Years of estimated useful life
Service concession arrangement	2
Software	4

Disclosure of estimated useful lives

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Disclosure of Standards and Amendments

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024

Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements	The amendments will add disclosure requirements, and ‘signposts’ within existing disclosure requirements, that ask entities to provide qualitative and quantitative information about supplier finance arrangements.	1 January 2024

Lack of Exchangeability — Amendments to IAS 21	Under the amendments, companies will need to provide new disclosures to help users assess the impact of using an estimated exchange rate on the financial statements.	1 January 2025

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:	1 January 2026

● clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

● clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

● add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.	1 January 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.	1 January 2027

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the consolidated financial statements in the initial period of application. However, Codere Online is currently assessing the detailed implications of applying IFRS 18 on Codere Online’s consolidated financial statements

Standards and Amendments		Mandatory application: annual periods beginning on or after

IFRS 17 - Insurance Contracts

Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.

1 January 2023

Amendments to IAS 1- Presentation of Financial Statements, disclosure of accounting policies and IFRS Practice Statement 2, Making Materiality Judgements

Clarifications regarding the presentation of liabilities as current and non-current.

The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.

The IASB also amended IFRS Practice Statement 2 to include guidance and examples on applying materiality to accounting policy disclosures.

1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	1 January 2023

Amendment to IAS 12 - Deferred tax on leases and decommissioning obligations	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	1 January 2023

Standards and Amendments		Mandatory application: annual periods beginning on or after

Amendment to IAS 1 - Classification of Liabilities as Current or Non-current. Non-current Liabilities with Covenants

The amendment clarifies a criterion in IAS 1 for classifying a liability as non-current. The requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period.

The amendments improve the information an entity provides when its right to defer settlement of a liability for at least twelve months is subject to compliance with covenants. The amendments also respond to stakeholders’ concerns about the classification of such a liability as current or non-current.

1 January 2024

Amendment to IFRS 16 - Lease Liability in a Sale and Leaseback	Lease Liability in a Sale and Leaseback amends IFRS 16 by adding subsequent measurement requirements for sale and leaseback transactions:	1 January 2024